Deposits from the Brazilian Central Bank and Deposits from credit institutions	12 Months Ended
Dec. 31, 2017
Deposits from the Brazilian Central Bank and Deposits from credit institutions [Abstract]
Deposits from the Brazilian Central Bank and Deposits from credit institutions

17. Deposits from the Brazilian Central Bank and Deposits from credit institutions

The breakdown, by classification, type and currency, of the balances of these items is as follows:

Thousand of reais	2017	2016	2015

Classification:
Financial liabilities at amortized cost	79,374,685	78,634,072	69,451,498
Total	79,374,685	78,634,072	69,451,498

Type:
Deposits on demand (1)	306,081	314,112	144,596
Time deposits (2)	52,739,163	49,548,858	55,795,205
Repurchase agreements	26,329,441	28,771,102	13,511,697
Of which:
Backed operations with Private Securities (3)	-	446,429	84,573
Backed operations with Government Securities	26,329,441	28,324,673	13,427,124
Total	79,374,685	78,634,072	69,451,498

Currency:
Reais	56,562,950	51,339,830	33,056,128
Euro	407,814	576,994	528,465
US dollar	22,156,054	26,546,404	35,612,670
Other currencies	247,867	170,844	254,235
Total	79,374,685	78,634,072	69,451,498

(1) Non-interest bearing accounts.

(2) It includes the operation with credit institution arising from export and import financing lines, BNDES and Finame on-lending and abroad and other credit lines abroad.

(3) Refers primarily to repurchase agreements backed by own-issued debentures.

Note 45-d contains a detail of the remaining maturity of financial liabilities at amortized cost.